Rule 497(e)

File Nos. 002-75503

811-03364

GREAT-WEST FUNDS, INC.

(“Great-West Funds”)

Great-West Short Duration Bond Fund

(the “Fund”)

Initial Class and Class L Shares

Supplement dated June 20, 2013 to the Prospectus and Summary Prospectus for the Fund, each dated May 1, 2013, and the

Statement of Additional Information for Great-West Funds, dated May 1, 2013

Sam Moyn and Jeffrey Smith have been added as Assistant Portfolio Managers of the Fund. The following changes are made to the Prospectus, Summary Prospectus and Statement of Additional Information, as applicable:

The section entitled “Portfolio Managers” on page 3 of the Prospectus and Summary Prospectus is deleted and replaced with the following:

Name	Title	Length of Service as Manager of Fund
Catherine Tocher, CFA	Senior Vice President, Investments	2003
Thone Gdovin, CFA	Portfolio Manager	2013
Sam Moyn	Assistant Portfolio Manager	2013
Jeffrey Smith	Assistant Portfolio Manager	2013

The information about the portfolio managers under the section entitled “Investment Adviser” on page 8 of the Prospectus is deleted and replaced with the following:

Catherine Tocher, CFA, Senior Vice President, Investments, has managed the Fund since 2003. Ms. Tocher is also a Senior Vice President, Investments of GWL&A. Ms. Tocher joined the GWL&A Investments Department in 1987. In addition to the Fund, Ms. Tocher is the portfolio manager of the Great-West Bond Index Fund, Great-West Money Market Fund, Great-West U.S. Government Mortgage Securities Fund, the stable value funds of GWCM and GWL&A, certain fixed income separate accounts of GWL&A, and the residential and commercial mortgage-backed securities portfolio of GWL&A’s general account. Ms. Tocher was educated at the University of Manitoba, where she received a Bachelor of Commerce in Finance, with Honors.

Thone Gdovin, CFA, Portfolio Manager, has managed the Fund since 2013. Ms. Gdovin is also a Senior Manager of GWL&A. Ms. Gdovin joined the GWL&A Investments Department in 1997, departed in 2000, and then rejoined GWL&A in 2004. In addition to the Fund, Ms. Gdovin is a portfolio manager of the Great-West Bond Index Fund, Great-West Money Market Fund, Great-West U.S. Government Mortgage Securities Fund, the stable value funds of GWCM and GWL&A, and certain fixed income separate accounts of GWL&A. Ms. Gdovin received a B.A. in international trade and relations from the University of Northern Colorado and a M.A. in economics from Colorado State University.

Sam Moyn, Assistant Portfolio Manager, has managed the Fund since 2013. Mr. Moyn is also a Senior Portfolio Trader and Analyst of GWL&A. Mr. Moyn joined the GWL&A Investments Department in 2000. In addition to the Fund, Mr. Moyn is an assistant portfolio manager of the Great-West Bond Index Fund, Great-West U.S. Government Mortgage Securities Fund, the stable value funds of GWCM and GWL&A, and certain fixed income separate accounts of GWL&A. Mr. Moyn received a B.A. in business administration with an emphasis on finance and an M.B.A. from the University of Colorado.

Jeffrey Smith, Assistant Portfolio Manager, has managed the Fund since 2013. Mr. Smith is also an Assistant Manager, Structured Finance of GWL&A. Mr. Smith joined the GWL&A Investments Department in 2006. In addition to the Fund, Mr. Smith is an assistant portfolio manager of the Great-West Bond Index Fund, Great-West

U.S. Government Mortgage Securities Fund, the stable value funds of GWCM and GWL&A, and certain fixed income separate accounts of GWL&A. Mr. Smith received a B.A. in business communications from Hanover College and an M.B.A. in finance and accounting from Regis University.

The sections entitled “Great-West Money Market, Great-West U.S. Government Mortgage Securities, Great-West Short Duration, and Great-West Bond Index Funds” and “Other Accounts Managed” on page 68 of the Statement of Additional Information are deleted and replaced with the following:

GREAT-WEST BOND INDEX, GREAT-WEST MONEY MARKET, GREAT-WEST SHORT DURATION BOND,

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUNDS

The Great-West Bond Index, Great-West Money Market, Great-West Short Duration Bond and Great-West U.S. Government Mortgage Securities Funds are managed by an internal investment management team headed by Catherine Tocher. Ms. Tocher has managed the Great-West Bond Index Fund since 2004, the Great-West Money Market Fund since 2000, the Great-West Short Duration Bond Fund since 2003, and the Great-West U.S. Government Mortgage Securities Fund since 1993. Thone Gdovin, Portfolio Manager, has managed the Great-West Bond Index, Great-West Money Market, Great-West Short Duration Bond and Great-West U.S. Government Mortgage Securities Funds since 2013. Sam Moyn and Jeffrey Smith, each an Assistant Portfolio Manager, have managed the Great-West Bond Index, Great-West Short Duration Bond and Great-West U.S. Government Mortgage Securities Funds since 2013.

Other Accounts Managed

The following table provides information regarding registered investment companies other than the Funds, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of May 31, 2013.

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Catherine Tocher	0	0	4	1,052	45	8,944	0	0	0	0	0	0
Thone Gdovin	0	0	4	1,052	45	8,944	0	0	0	0	0	0
Sam Moyn	0	0	4	1,052	45	8,944	0	0	0	0	0	0
Jeffrey Smith	0	0	4	1,052	45	8,944	0	0	0	0	0	0

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus, Summary Prospectus and Statement of Additional Information.

Please keep this Supplement for future reference.